Fair value of financial assets and liabilities - Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs (Details)
12 Months Ended
Dec. 31, 2023
Loans, bond with options, convertible bonds | DCF model and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Loans, bond with options, convertible bonds | DCF model and others | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	4.05
Loans, bond with options, convertible bonds | DCF model and others | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	6.58
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	13.78
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	21.92
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Interest rate volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as volatility of interest rate increases.
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Interest rate volatility | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.47
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Interest rate volatility | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.91
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Stock volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as volatility of stock increases.
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Stock volatility | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.19
Loans, bond with options, convertible bonds | LSMC(Hull-White) | Stock volatility | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.24
Equity related derivative assets | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.32
Equity related derivative assets | Option valuation model and others | Correlation coefficient | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, assets	0.68
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as correlation coefficient increases.
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.32
Equity related derivative liabilities | Option valuation model and others | Correlation coefficient | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0.68
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	3.58
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset and stock price increases.
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	27.34
Equity securities, capital contributions, and beneficiary certificates | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	76.22
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	5.08
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	19.9
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Terminal growth rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	1
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as liquidation value increases.
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	(1)
Equity securities, capital contributions, and beneficiary certificates | DCF model and others | Liquidation value | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	1
Equity securities, capital contributions, and beneficiary certificates | Risk-adjusted discount rate method | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | Risk-adjusted discount rate method | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	6.98
Equity securities, capital contributions, and beneficiary certificates | Risk-adjusted discount rate method | Stock volatility
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of stock increases.
Equity securities, capital contributions, and beneficiary certificates | Risk-adjusted discount rate method | Stock volatility | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	34.6
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Discount rate | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	5.06
Equity securities, capital contributions, and beneficiary certificates | LSMC(Hull-White) | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	6.86
Others | Binomial Tree | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as discount rate decreases.
Others | Binomial Tree | Discount rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	10.42
Others | Binomial Tree | Stock prices, Volatility of underlying asset
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Variation of fair value increases as volatility of underlying asset and stock price increases.
Others | Binomial Tree | Stock prices, Volatility of underlying asset | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	15.48
Others | Binomial Tree | Stock prices, Volatility of underlying asset | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	76.22
Others | Binomial Tree | Growth rate
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Impact of changes in significant unobservable inputs on fair value measurement	Fair value increases as terminal growth rate increases
Others | Binomial Tree | Growth rate | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of financial instruments [Line Items]
Significant unobservable input, liabilities	0